UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Laurie D. Neat

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund® Semi-annual report for the six months ended April 30, 2018

We invest in
companies with
strong balance sheets
and a history of
paying dividends.

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	3.79%	9.41%	8.04%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated January 1, 2018. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.02%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.82%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. stock market advanced during the six-month period ended April 30, 2018. While geopolitical concerns continued to add to market volatility, economic data in the U.S. was generally positive and company earnings were better than expected. Stocks also rose amid expectations for lower corporate tax rates, which came to pass in December, and reduced business regulations under the new administration. The Federal Reserve proceeded cautiously on interest rates, raising them three times in 2017 and once thus far in 2018; under new leadership, the Fed has signaled a similar path for the rest of this year.

With the stock market rising during the period, American Mutual Fund posted a total return of 2.67%. This result trailed the 3.82% return of the unmanaged Standard & Poor’s 500 Composite Index*, a market-capitalization-weighted index based on the results of approximately 500 widely held common stocks. It is not uncommon for AMF to lag the S&P 500 in a market environment of strong rising returns. The fund is managed conservatively and historically has done better in declining markets because strongly capitalized, dividend-paying companies are typically less volatile than the overall market and have offered better downside protection.

Over longer periods of time, AMF’s returns have been comparable to those of the S&P 500, but with less volatility. For the past 10 years, the fund had an average annual total return of 8.37%, slightly lagging the index’s 9.02% return. For its 68-year lifetime, the fund has had an average annual total return of 11.60%, exceeding the 11.29% return for the S&P 500. The index is unmanaged and, therefore, has no expenses; investors cannot invest directly in an index.

Portfolio review

Holdings in the industrials sector made strong contributions to the fund’s returns. These gains were driven by aerospace company Boeing, which has benefited from an increase in U.S. defense spending under the new administration. This trend should continue over a multiyear period, as should more foreign military spending from countries in Asia and the Middle East. In addition, Boeing’s commercial aircraft

*Source: S&P Dow Jones Indices LLC

American Mutual Fund	1

division continues to benefit from the substantial growth in global air travel, especially in China. However, shares pulled back recently amid concerns that the company could be negatively affected by a possible trade war.

In the health care sector, shares of AbbVie gained as concerns about high drug prices eased under the new administration. AbbVie also prevailed in a patent challenge brought by Coherus BioSciences over its leading drug Humira, which has a range of applications, including as an arthritis treatment; in another case, it reached a settlement with Amgen that extends Humira’s patent protection through 2022. AbbVie was additionally boosted by strong clinical trial results for its eczema treatment, with most patients in the study reporting improvements.

Among the fund’s energy and utilities holdings, shares of Enbridge and PG&E were two of the largest decliners. Enbridge was one of several energy companies in Canada that suffered amid worries over export pipeline capacity and regulatory uncertainty. Its 2017 acquisition of Spectra Energy also has increased Enbridge’s debt levels, causing the company to consider assets sales. Meanwhile, shares of utility company PG&E fell after wind-driven wildfires in California left around 100,000 of its customers without electricity and about 30,000 customers without gas. Lawsuits were filed against PG&E, which halted dividend payments, as regulators investigated whether power lines maintained by the company had played a part in starting the fires.

The fund’s cash position, which held back relative returns during the strong market, rose to 8.8% from 6.1% (including other short-term securities) at the beginning of the period. While portfolio managers continue to find select investment opportunities, overall market valuation levels are above historical averages. The amount of cash reflects a cautious approach to the market environment by some of the portfolio managers, who anticipate being able to invest in companies at better valuations in the future.

Looking ahead

The U.S. economy continues to do well: the unemployment rate is low, real wages are gradually increasing and consumer spending is on the rise. While low interest rates may continue to increase, we are well below the level that historically has caused major pressure on economic growth. However, volatility is likely to remain elevated amid the multiple geopolitical risks around the world, from the political climate in the U.S. and the Brexit negotiations in Europe, to unrest in the Middle East and the unpredictable situation with North Korea.

2	American Mutual Fund

While the market doesn’t like uncertainty, we believe that our consistent approach of investing in quality companies with strong balance sheets will serve our investors well in an uncertain environment. The fund is well diversified for many macroeconomic outcomes, and the portfolio managers consider its capital preservation objective to be very important in security selection and portfolio construction. We have become slightly more defensive in our investments and believe AMF is well positioned to hold up better than the stock market in a downturn — which will inevitably occur — while also participating in market rallies.

When investing for income, the fund’s managers are mindful to limit investments in those companies with high dividend yields and little earnings growth, which tend not to do as well when rates are rising. Companies with dividend growth tend to do better in such an environment. Dividend growth also sends a positive message about a company’s earnings and management’s willingness to share profits with investors instead of spending capital on acquisitions or share repurchases, which have a less impressive track record of benefiting shareholders.

Investors should keep in mind the fund’s three objectives: current income, growth of capital and conservation of principal, which is especially important during a period of rising interest rates and higher valuations. We are pleased to report that the number of shareholder accounts in AMF has grown by 2.2% from a year ago. We would like to welcome our new shareholders and thank our long-term investors for their continued support.

Cordially,

Joyce E. Gordon Vice Chairman

William L. Robbins President

June 12, 2018

For current information about the fund, visit americanfunds.com.

American Mutual Fund	3

Summary investment portfolio April 30, 2018	unaudited

Industry sector diversification	Percent of net assets

Common stocks 89.20%	Shares	Value (000)
Energy 9.26%
Chevron Corp.	3,325,000	$415,991
ConocoPhillips	6,519,500	427,027
Enbridge Inc.	13,895,505	420,617
Exxon Mobil Corp.	7,977,500	620,251
Royal Dutch Shell PLC, Class A (ADR)	4,808,009	336,080
Royal Dutch Shell PLC, Class B (ADR)	3,095,600	224,183
Schlumberger Ltd.	6,287,200	431,050
Suncor Energy Inc.	11,405,910	436,178
Other securities		1,180,094
		4,491,471

Materials 2.92%
Praxair, Inc.	3,261,224	497,402
Other securities		920,431
		1,417,833

Industrials 10.74%
Boeing Co.	1,917,100	639,468
C.H. Robinson Worldwide, Inc.	4,963,515	456,792
CSX Corp.	7,240,193	429,995
Deere & Co.	2,531,800	342,628
General Dynamics Corp.	2,259,675	454,895
General Electric Co.	26,294,485	369,963
Lockheed Martin Corp.	2,101,860	674,361
Other securities		1,839,699
		5,207,801

Consumer discretionary 7.15%
Comcast Corp., Class A	12,353,600	387,780
Home Depot, Inc.	3,671,250	678,447
McDonald’s Corp.	3,404,000	569,966

4	American Mutual Fund

	Shares	Value (000)
Starbucks Corp.	5,799,200	$333,860
Other securities		1,497,056
		3,467,109

Consumer staples 8.70%
Coca-Cola Co.	16,478,653	712,043
Costco Wholesale Corp.	3,301,600	650,943
Kellogg Co.	6,137,423	361,494
Kimberly-Clark Corp.	4,115,500	426,119
Procter & Gamble Co.	8,216,978	594,416
Other securities		1,473,761
		4,218,776

Health care 15.11%
Abbott Laboratories	11,917,000	692,735
AbbVie Inc.	16,465,700	1,589,763
Amgen Inc.	5,714,378	997,045
Gilead Sciences, Inc.	5,933,900	428,606
Johnson & Johnson	3,184,800	402,845
Merck & Co., Inc.	7,245,085	426,518
Pfizer Inc.	10,214,000	373,935
UnitedHealth Group Inc.	2,579,300	609,746
Other securities		1,807,331
		7,328,524

Financials 12.83%
Bank of New York Mellon Corp.	8,372,500	456,385
CME Group Inc., Class A	2,203,500	347,448
JPMorgan Chase & Co.	6,443,897	700,967
Marsh & McLennan Companies, Inc.	4,546,094	370,507
Toronto-Dominion Bank	4,958,400	278,414
Toronto-Dominion Bank (CAD denominated)	2,500,000	140,407
Wells Fargo & Co.	13,058,400	678,514
Other securities		3,245,701
		6,218,343

Information technology 11.48%
Accenture PLC, Class A	3,423,400	517,618
Apple Inc.	2,447,600	404,490
Cisco Systems, Inc.	8,671,000	384,039
Intel Corp.	16,233,700	837,984
Microsoft Corp.	14,439,707	1,350,401
Texas Instruments Inc.	7,997,058	811,142
Other securities		1,259,796
		5,565,470

Telecommunication services 4.41%
Verizon Communications Inc.	33,626,014	1,659,444
Other securities		477,278
		2,136,722

American Mutual Fund	5

Common stocks (continued)	Shares	Value (000)
Utilities 4.52%
American Electric Power Co., Inc.	7,744,000	$541,925
Sempra Energy	4,524,753	505,867
Other securities		1,143,990
		2,191,782

Real estate 1.13%
Other securities		545,583

Miscellaneous 0.95%
Other common stocks in initial period of acquisition		461,473

Total common stocks (cost: $30,434,589,000)		43,250,887

Preferred securities 0.02%
Financials 0.02%
Other securities		10,681

Total preferred securities (cost: $10,004,000)		10,681

Convertible stocks 0.32%
Utilities 0.32%
Other securities		154,424

Total convertible stocks (cost: $148,712,000)		154,424

Bonds, notes & other debt instruments 1.62%	Principal amount (000)
U.S. Treasury bonds & notes 1.20%
U.S. Treasury 1.375% 2021	$39,665	38,224
U.S. Treasury 1.375% 2021	563,210	541,932

Total U.S. Treasury bonds & notes		580,156

Corporate bonds & notes 0.42%
Financials 0.42%
JPMorgan Chase & Co., Series I, junior subordinated 5.829% (undated)	116,654	117,675
Wells Fargo & Co., Series K, junior subordinated 5.895% (undated)	87,493	88,586
		206,261

Total bonds, notes & other debt instruments (cost: $798,356,000)		786,417

Short-term securities 8.42%
Apple Inc. 1.89%–1.97% due 6/19/2018–6/26/2018[1]	90,800	90,556
Chevron Corp. 1.75% due 5/2/2018[1]	69,000	68,993
Coca-Cola Co. 2.02%–2.05% due 6/25/2018–7/2/2018[1]	102,700	102,376
ExxonMobil Corp. 1.84%–1.85% due 5/7/2018–6/18/2018	124,000	123,742
Federal Home Loan Bank 1.47%–1.84% due 5/1/2018–7/20/2018	1,745,800	1,743,526
Intel Corp. 1.86%–1.88% due 5/1/2018–5/24/2018	134,700	134,611

6	American Mutual Fund

	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.39%–1.78% due 5/3/2018–8/16/2018	$726,100	$724,469
Other securities		1,091,529

Total short-term securities (cost: $4,079,901,000)		4,079,802
Total investment securities 99.58% (cost: $35,471,562,000)		48,282,211
Other assets less liabilities 0.42%		204,747

Net assets 100.00%		$48,486,958

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $214,202,000, which represented .44% of the net assets of the fund. This amount includes $165,362,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,207,742,000, which represented 2.49% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See Notes to Financial Statements

American Mutual Fund	7

Financial statements

Statement of assets and liabilities	Unaudited
at April 30, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $35,471,562)		$48,282,211
Cash		104,520
Cash denominated in currencies other than U.S. dollars (cost: $6,928)		6,918
Receivables for:
Sales of investments	$30,396
Sales of fund’s shares	43,231
Dividends and interest	88,262	161,889
		48,555,538
Liabilities:
Payables for:
Purchases of investments	9,569
Repurchases of fund’s shares	33,968
Investment advisory services	9,440
Services provided by related parties	10,431
Trustees’ deferred compensation	3,549
Other	1,623	68,580
Net assets at April 30, 2018		$48,486,958

Net assets consist of:
Capital paid in on shares of beneficial interest		$33,747,565
Undistributed net investment income		126,342
Undistributed net realized gain		1,802,445
Net unrealized appreciation		12,810,606
Net assets at April 30, 2018		$48,486,958

See Notes to Financial Statements

8	American Mutual Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,213,423 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$25,225,987	630,865		$39.99
Class C	1,143,006	29,011		39.40
Class T	10	—	*	39.99
Class F-1	1,318,909	33,131		39.81
Class F-2	4,787,595	119,759		39.98
Class F-3	1,346,678	33,687		39.98
Class 529-A	921,867	23,111		39.89
Class 529-C	146,576	3,694		39.68
Class 529-E	41,164	1,036		39.72
Class 529-T	11	—	*	39.99
Class 529-F-1	73,169	1,831		39.95
Class R-1	61,864	1,564		39.55
Class R-2	243,227	6,157		39.50
Class R-2E	13,109	329		39.84
Class R-3	555,443	14,003		39.67
Class R-4	620,866	15,580		39.85
Class R-5E	3,069	77		39.96
Class R-5	328,514	8,215		39.99
Class R-6	11,655,894	291,373		40.00

*	Amount less than one thousand.

See Notes to Financial Statements

American Mutual Fund	9

Statement of operations	unaudited
for the six months ended April 30, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,090)	$595,491
Interest	38,386	$633,877
Fees and expenses*:
Investment advisory services	57,423
Distribution services	44,477
Transfer agent services	15,884
Administrative services	6,958
Reports to shareholders	640
Registration statement and prospectus	950
Trustees’ compensation	329
Auditing and legal	27
Custodian	345
Other	479	127,512
Net investment income		506,365

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,591,886
Currency transactions	(1,682)	1,590,204
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(843,395)
Currency translations	61	(843,334)
Net realized gain and unrealized depreciation		746,870

Net increase in net assets resulting from operations		$1,253,235

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	American Mutual Fund

Statements of changes in net assets
	(dollars in thousands)

	Six months ended April 30, 2018*	Year ended October 31, 2017
Operations:
Net investment income	$506,365	$937,704
Net realized gain	1,590,204	2,144,010
Net unrealized (depreciation) appreciation	(843,334)	4,401,824
Net increase in net assets resulting from operations	1,253,235	7,483,538

Dividends and distributions paid to shareholders:
Dividends from net investment income	(522,588)	(894,807)
Distributions from net realized gain on investments	(1,916,852)	(1,089,580)
Total dividends and distributions paid to shareholders	(2,439,440)	(1,984,387)

Net capital share transactions	2,681,102	2,709,961

Total increase in net assets	1,494,897	8,209,112

Net assets:
Beginning of period	46,992,061	38,782,949
End of period (including undistributed net investment income: $126,342 and $142,565, respectively)	$48,486,958	$46,992,061

*	Unaudited.

See Notes to Financial Statements

American Mutual Fund	11

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Mutual Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Mutual Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	American Mutual Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Mutual Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,442,631	$48,840	$—	$4,491,471
Materials	1,417,833	—	—	1,417,833
Industrials	5,207,801	—	—	5,207,801
Consumer discretionary	3,467,109	—	—	3,467,109
Consumer staples	4,095,082	123,694	—	4,218,776
Health care	7,328,524	—	—	7,328,524
Financials	6,218,343	—	—	6,218,343
Information technology	5,523,802	41,668	—	5,565,470
Telecommunication services	2,136,722	—	—	2,136,722
Utilities	2,191,782	—	—	2,191,782
Real estate	545,583	—	—	545,583
Miscellaneous	461,473	—	—	461,473
Preferred securities	10,681	—	—	10,681
Convertible stocks	154,424	—	—	154,424
Bonds, notes & other debt instruments	—	786,417	—	786,417
Short-term securities	—	4,079,802	—	4,079,802
Total	$43,201,790	$5,080,421	$—	$48,282,211

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or

16	American Mutual Fund

economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Mutual Fund	17

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$147,322
Undistributed long-term capital gains	1,916,881

18	American Mutual Fund

As of April 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$13,963,183
Gross unrealized depreciation on investments	(939,907)
Net unrealized appreciation on investments	13,023,276
Cost of investments	35,258,935

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2018				Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$271,544		$1,033,063	$1,304,607	$499,121		$638,080	$1,137,201
Class B1					35		324	359
Class C	7,921		48,796	56,717	15,205		32,474	47,679
Class T2	—	[3]	1	1	—	[3]	—	—	[3]
Class F-1	13,872		55,767	69,639	27,834		39,040	66,874
Class F-2	52,467		178,333	230,800	85,908		91,620	177,528
Class F-3[4]	14,660		46,683	61,343	7,139		—	7,139
Class 529-A	9,534		37,314	46,848	16,177		21,029	37,206
Class 529-B1					3		31	34
Class 529-C	843		6,131	6,974	2,297		4,964	7,261
Class 529-E	375		1,679	2,054	681		1,013	1,694
Class 529-T2	—	[3]	1	1	—	[3]	—	—	[3]
Class 529-F-1	817		2,868	3,685	1,432		1,665	3,097
Class R-1	423		2,735	3,158	841		1,873	2,714
Class R-2	1,643		10,260	11,903	3,187		6,857	10,044
Class R-2E	102		529	631	145		196	341
Class R-3	5,537		26,223	31,760	10,833		17,055	27,888
Class R-4	6,427		25,537	31,964	13,402		18,229	31,631
Class R-5E	16		25	41	1		1	2
Class R-5	4,088		14,196	18,284	7,222		8,088	15,310
Class R-6	132,319		426,711	559,030	203,344		207,041	410,385
Total	$522,588		$1,916,852	$2,439,440	$894,807		$1,089,580	$1,984,387

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

American Mutual Fund	19

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.223% on such assets in excess of $34 billion. For the six months ended April 30, 2018, the investment advisory services fee was $57,423,000, which was equivalent to an annualized rate of 0.237% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

20	American Mutual Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$31,202	$10,132		$1,288		Not applicable
Class C	5,956	472		298		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,700	829		342		Not applicable
Class F-2	Not applicable	2,515		1,149		Not applicable
Class F-3	Not applicable	67		307		Not applicable
Class 529-A	1,047	319		231		$306
Class 529-C	800	61		40		54
Class 529-E	104	8		11		14
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	25		18		24
Class R-1	334	41		17		Not applicable
Class R-2	932	451		63		Not applicable
Class R-2E	39	14		3		Not applicable
Class R-3	1,564	504		157		Not applicable
Class R-4	799	347		160		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	97		87		Not applicable
Class R-6	Not applicable	1		2,787		Not applicable
Total class-specific expenses	$44,477	$15,884		$6,958		$398

*	Amount less than one thousand.

American Mutual Fund	21

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $329,000 in the fund’s statement of operations reflects $174,000 in current fees (either paid in cash or deferred) and a net increase of $155,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2018.

22	American Mutual Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$798,908	19,455	$1,274,857	31,214		$(1,804,413)	(43,880)	$269,352	6,789
Class C	66,054	1,633	56,246	1,396		(151,812)	(3,750)	(29,512)	(721)
Class T	—	—	—	—		—	—	—	—
Class F-1	138,908	3,389	68,868	1,694		(240,679)	(5,886)	(32,903)	(803)
Class F-2	961,092	23,416	225,007	5,512		(578,098)	(14,078)	608,001	14,850
Class F-3	410,484	9,968	60,142	1,473		(130,975)	(3,181)	339,651	8,260
Class 529-A	98,076	2,354	46,827	1,149		(69,768)	(1,699)	75,135	1,804
Class 529-C	9,528	233	6,961	172		(64,857)	(1,555)	(48,368)	(1,150)
Class 529-E	2,267	56	2,053	50		(3,868)	(94)	452	12
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	8,497	207	3,685	90		(7,561)	(184)	4,621	113
Class R-1	4,238	104	3,155	78		(13,353)	(329)	(5,960)	(147)
Class R-2	29,605	727	11,895	295		(43,529)	(1,072)	(2,029)	(50)
Class R-2E	2,753	68	630	15		(2,444)	(59)	939	24
Class R-3	58,517	1,438	31,740	783		(166,189)	(4,125)	(75,932)	(1,904)
Class R-4	66,425	1,626	31,921	784		(137,052)	(3,337)	(38,706)	(927)
Class R-5E	3,386	83	40	1		(309)	(8)	3,117	76
Class R-5	25,413	618	18,210	446		(60,771)	(1,481)	(17,148)	(417)
Class R-6	1,400,730	34,176	558,939	13,685		(329,278)	(7,978)	1,630,391	39,883
Total net increase (decrease)	$4,084,881	99,551	$2,401,177	58,837		$(3,804,956)	(92,696)	$2,681,102	65,692

See end of table for footnotes.

American Mutual Fund	23

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$2,061,131	53,822		$1,108,662		29,387		$(3,640,162)	(94,391)	$(470,369)	(11,182)
Class B3	105	2		357		10		(18,705)	(497)	(18,243)	(485)
Class C	172,550	4,573		47,169		1,274		(326,804)	(8,583)	(107,085)	(2,736)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	327,589	8,563		65,839		1,755		(573,648)	(14,908)	(180,220)	(4,590)
Class F-2	2,170,158	56,387		172,562		4,562		(1,612,038)	(41,546)	730,682	19,403
Class F-3[5]	1,081,131	27,566		6,672		168		(91,737)	(2,307)	996,066	25,427
Class 529-A	94,749	2,478		37,197		988		(113,977)	(2,949)	17,969	517
Class 529-B3	30	1		34		1		(2,104)	(56)	(2,040)	(54)
Class 529-C	22,812	599		7,259		195		(32,995)	(859)	(2,924)	(65)
Class 529-E	5,072	133		1,693		45		(6,287)	(165)	478	13
Class 529-T4	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class 529-F-1	13,778	359		3,096		82		(14,693)	(382)	2,181	59
Class R-1	11,477	302		2,704		73		(21,677)	(568)	(7,496)	(193)
Class R-2	67,923	1,788		10,028		270		(102,076)	(2,678)	(24,125)	(620)
Class R-2E	6,430	167		341		9		(2,032)	(53)	4,739	123
Class R-3	171,153	4,487		27,878		746		(234,874)	(6,117)	(35,843)	(884)
Class R-4	167,054	4,360		31,628		842		(263,720)	(6,863)	(65,038)	(1,661)
Class R-5E	8	—	[2]	1		—	[2]	(12)	— [2]	(3)	— [2]
Class R-5	108,948	2,832		15,245		403		(95,350)	(2,479)	28,843	756
Class R-6	2,220,639	57,544		410,305		10,836		(788,575)	(20,352)	1,842,369	48,028
Total net increase (decrease)	$8,702,757	225,963		$1,948,670		51,646		$(7,941,466)	(205,753)	$2,709,961	71,856

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

24	American Mutual Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,687,205,000 and $4,361,215,000, respectively, during the six months ended April 30, 2018.

American Mutual Fund	25

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2018[4,5]	$40.97	$.42	$.71	$1.13
10/31/2017	36.08	.82	5.87	6.69
10/31/2016	36.18	.76	1.35	2.11
10/31/2015	37.85	.79	(.41)	.38
10/31/2014	34.27	.72	4.28	5.00
10/31/2013	28.27	.70	6.00	6.70
Class C:
4/30/2018[4,5]	40.40	.25	.69	.94
10/31/2017	35.60	.51	5.78	6.29
10/31/2016	35.72	.48	1.33	1.81
10/31/2015	37.39	.49	(.40)	.09
10/31/2014	33.88	.43	4.22	4.65
10/31/2013	27.96	.44	5.94	6.38
Class T:
4/30/2018[4,5]	40.98	.46	.70	1.16
10/31/2017[4,10]	38.30	.48	2.62	3.10
Class F-1:
4/30/2018[4,5]	40.80	.40	.70	1.10
10/31/2017	35.93	.78	5.85	6.63
10/31/2016	36.04	.73	1.34	2.07
10/31/2015	37.71	.75	(.40)	.35
10/31/2014	34.15	.69	4.26	4.95
10/31/2013	28.18	.68	5.98	6.66
Class F-2:
4/30/2018[4,5]	40.97	.45	.70	1.15
10/31/2017	36.07	.88	5.88	6.76
10/31/2016	36.17	.82	1.35	2.17
10/31/2015	37.84	.85	(.40)	.45
10/31/2014	34.27	.78	4.27	5.05
10/31/2013	28.27	.76	6.00	6.76
Class F-3:
4/30/2018[4,5]	40.97	.47	.70	1.17
10/31/2017[4,11]	37.54	.69	3.40	4.09

26	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.44)	$(1.67)	$(2.11)	$39.99	2.67%[6]		$25,226		.58%[7]		.58%[7]		2.04%[7]
(.79)	(1.01)	(1.80)	40.97	19.02		25,571		.58		.58		2.12
(.76)	(1.45)	(2.21)	36.08	6.33		22,919		.59		.59		2.16
(.77)	(1.28)	(2.05)	36.18	.96		22,282		.58		.58		2.13
(.71)	(.71)	(1.42)	37.85	14.99		22,280		.59		.59		2.02
(.70)	—	(.70)	34.27	24.01		19,724		.61		.61		2.25

(.27)	(1.67)	(1.94)	39.40	2.24	[6]	1,143		1.38	[7]	1.38	[7]	1.24	[7]
(.48)	(1.01)	(1.49)	40.40	18.09		1,201		1.38		1.38		1.33
(.48)	(1.45)	(1.93)	35.60	5.52		1,156		1.39		1.39		1.36
(.48)	(1.28)	(1.76)	35.72	.15		1,135		1.38		1.38		1.33
(.43)	(.71)	(1.14)	37.39	14.03		1,170		1.40		1.40		1.22
(.46)	—	(.46)	33.88	23.01		1,076		1.42		1.42		1.44

(.48)	(1.67)	(2.15)	39.99	2.75	[6,8]	—	[9]	.36	[7,8]	.36	[7,8]	2.26	[7,8]
(.42)	—	(.42)	40.98	8.13	[6,8]	—	[9]	.38	[7,8]	.38	[7,8]	2.15	[7,8]

(.42)	(1.67)	(2.09)	39.81	2.61	[6]	1,319		.67	[7]	.67	[7]	1.95	[7]
(.75)	(1.01)	(1.76)	40.80	18.93		1,385		.67		.67		2.04
(.73)	(1.45)	(2.18)	35.93	6.25		1,384		.67		.67		2.08
(.74)	(1.28)	(2.02)	36.04	.88		1,374		.66		.66		2.05
(.68)	(.71)	(1.39)	37.71	14.88		1,309		.67		.67		1.95
(.69)	—	(.69)	34.15	23.91		1,397		.68		.68		2.18

(.47)	(1.67)	(2.14)	39.98	2.73	[6]	4,788		.41	[7]	.41	[7]	2.21	[7]
(.85)	(1.01)	(1.86)	40.97	19.26		4,297		.41		.41		2.27
(.82)	(1.45)	(2.27)	36.07	6.53		3,084		.42		.42		2.32
(.84)	(1.28)	(2.12)	36.17	1.13		2,272		.41		.41		2.31
(.77)	(.71)	(1.48)	37.84	15.15		2,121		.42		.42		2.18
(.76)	—	(.76)	34.27	24.22		1,349		.43		.43		2.46

(.49)	(1.67)	(2.16)	39.98	2.78	[6]	1,347		.31	[7]	.31	[7]	2.30	[7]
(.66)	—	(.66)	40.97	10.96	[6]	1,042		.30	[7]	.30	[7]	2.29	[7]

See end of table for footnotes.

American Mutual Fund	27

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2018[4,5]	$40.88	$.40	$.70	$1.10
10/31/2017	36.00	.79	5.86	6.65
10/31/2016	36.10	.73	1.34	2.07
10/31/2015	37.77	.75	(.41)	.34
10/31/2014	34.21	.68	4.26	4.94
10/31/2013	28.22	.67	5.99	6.66
Class 529-C:
4/30/2018[4,5]	40.64	.25	.69	.94
10/31/2017	35.80	.49	5.82	6.31
10/31/2016	35.91	.46	1.33	1.79
10/31/2015	37.58	.46	(.40)	.06
10/31/2014	34.04	.40	4.25	4.65
10/31/2013	28.09	.42	5.96	6.38
Class 529-E:
4/30/2018[4,5]	40.72	.35	.69	1.04
10/31/2017	35.87	.69	5.83	6.52
10/31/2016	35.97	.64	1.35	1.99
10/31/2015	37.64	.66	(.41)	.25
10/31/2014	34.09	.59	4.26	4.85
10/31/2013	28.13	.59	5.97	6.56
Class 529-T:
4/30/2018[4,5]	40.98	.45	.70	1.15
10/31/2017[4,10]	38.30	.47	2.62	3.09
Class 529-F-1:
4/30/2018[4,5]	40.94	.44	.71	1.15
10/31/2017	36.05	.87	5.87	6.74
10/31/2016	36.15	.81	1.34	2.15
10/31/2015	37.82	.83	(.40)	.43
10/31/2014	34.25	.76	4.27	5.03
10/31/2013	28.26	.74	5.99	6.73
Class R-1:
4/30/2018[4,5]	40.54	.24	.70	.94
10/31/2017	35.71	.49	5.81	6.30
10/31/2016	35.83	.47	1.33	1.80
10/31/2015	37.51	.48	(.41)	.07
10/31/2014	33.98	.42	4.24	4.66
10/31/2013	28.04	.44	5.95	6.39

28	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.42)	$(1.67)	$(2.09)	$39.89	2.61%[6]		$922		.66%[7]		.66%[7]		1.95%[7]
(.76)	(1.01)	(1.77)	40.88	18.94		871		.66		.66		2.04
(.72)	(1.45)	(2.17)	36.00	6.25		749		.69		.69		2.06
(.73)	(1.28)	(2.01)	36.10	.86		709		.68		.68		2.03
(.67)	(.71)	(1.38)	37.77	14.83		698		.69		.69		1.92
(.67)	—	(.67)	34.21	23.90		611		.71		.71		2.15

(.23)	(1.67)	(1.90)	39.68	2.23	[6]	147		1.43	[7]	1.43	[7]	1.21	[7]
(.46)	(1.01)	(1.47)	40.64	18.04		197		1.43		1.43		1.27
(.45)	(1.45)	(1.90)	35.80	5.43		176		1.46		1.46		1.30
(.45)	(1.28)	(1.73)	35.91	.08		176		1.46		1.46		1.26
(.40)	(.71)	(1.11)	37.58	13.97		179		1.47		1.47		1.14
(.43)	—	(.43)	34.04	22.92		159		1.50		1.50		1.37

(.37)	(1.67)	(2.04)	39.72	2.47	[6]	41		.90	[7]	.90	[7]	1.72	[7]
(.66)	(1.01)	(1.67)	40.72	18.65		42		.90		.90		1.80
(.64)	(1.45)	(2.09)	35.87	6.02		36		.93		.93		1.83
(.64)	(1.28)	(1.92)	35.97	.61		36		.93		.93		1.79
(.59)	(.71)	(1.30)	37.64	14.58		36		.94		.94		1.67
(.60)	—	(.60)	34.09	23.56		32		.96		.96		1.90

(.47)	(1.67)	(2.14)	39.99	2.72	[6,8]	—	[9]	.42	[7,8]	.42	[7,8]	2.20	[7,8]
(.41)	—	(.41)	40.98	8.11	[6,8]	—	[9]	.43	[7,8]	.43	[7,8]	2.10	[7,8]

(.47)	(1.67)	(2.14)	39.95	2.72	[6]	73		.43	[7]	.43	[7]	2.18	[7]
(.84)	(1.01)	(1.85)	40.94	19.20		70		.44		.44		2.26
(.80)	(1.45)	(2.25)	36.05	6.48		60		.46		.46		2.29
(.82)	(1.28)	(2.10)	36.15	1.09		54		.46		.46		2.26
(.75)	(.71)	(1.46)	37.82	15.10		54		.47		.47		2.14
(.74)	—	(.74)	34.25	24.14		46		.49		.49		2.36

(.26)	(1.67)	(1.93)	39.55	2.23	[6]	62		1.42	[7]	1.42	[7]	1.20	[7]
(.46)	(1.01)	(1.47)	40.54	18.06		69		1.41		1.41		1.29
(.47)	(1.45)	(1.92)	35.71	5.46		68		1.43		1.43		1.33
(.47)	(1.28)	(1.75)	35.83	.11		72		1.41		1.41		1.31
(.42)	(.71)	(1.13)	37.51	14.02		72		1.42		1.42		1.19
(.45)	—	(.45)	33.98	22.98		68		1.44		1.44		1.43

See end of table for footnotes.

American Mutual Fund	29

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2018[4,5]	$40.50	$.24	$.70	$.94
10/31/2017	35.68	.50	5.81	6.31
10/31/2016	35.81	.47	1.32	1.79
10/31/2015	37.48	.49	(.40)	.09
10/31/2014	33.95	.42	4.24	4.66
10/31/2013	28.02	.45	5.94	6.39
Class R-2E:
4/30/2018[4,5]	40.83	.30	.70	1.00
10/31/2017	35.97	.61	5.86	6.47
10/31/2016	36.13	.56	1.38	1.94
10/31/2015	37.83	.61	(.35)	.26
10/31/2014[4,12]	37.19	.12	.73	.85
Class R-3:
4/30/2018[4,5]	40.66	.34	.70	1.04
10/31/2017	35.81	.67	5.84	6.51
10/31/2016	35.93	.63	1.33	1.96
10/31/2015	37.60	.65	(.41)	.24
10/31/2014	34.05	.58	4.26	4.84
10/31/2013	28.10	.59	5.96	6.55
Class R-4:
4/30/2018[4,5]	40.84	.40	.70	1.10
10/31/2017	35.96	.80	5.85	6.65
10/31/2016	36.07	.74	1.34	2.08
10/31/2015	37.74	.76	(.40)	.36
10/31/2014	34.18	.69	4.27	4.96
10/31/2013	28.20	.68	5.99	6.67
Class R-5E:
4/30/2018[4,5]	40.96	.45	.70	1.15
10/31/2017	36.07	.86	5.87	6.73
10/31/2016[4,13]	36.41	.72	1.19	1.91
Class R-5:
4/30/2018[4,5]	40.98	.46	.70	1.16
10/31/2017	36.08	.91	5.88	6.79
10/31/2016	36.18	.85	1.35	2.20
10/31/2015	37.85	.88	(.41)	.47
10/31/2014	34.27	.80	4.28	5.08
10/31/2013	28.27	.78	6.00	6.78

30	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.27)	$(1.67)	$(1.94)	$39.50	2.23%[6]		$243		1.40%[7]		1.40%[7]		1.21%[7]
(.48)	(1.01)	(1.49)	40.50	18.09		251		1.39		1.39		1.32
(.47)	(1.45)	(1.92)	35.68	5.45		244		1.41		1.41		1.34
(.48)	(1.28)	(1.76)	35.81	.17		243		1.37		1.37		1.35
(.42)	(.71)	(1.13)	37.48	14.05		253		1.41		1.41		1.20
(.46)	—	(.46)	33.95	23.02		235		1.40		1.40		1.47

(.32)	(1.67)	(1.99)	39.84	2.37	[6]	13		1.11	[7]	1.11	[7]	1.50	[7]
(.60)	(1.01)	(1.61)	40.83	18.42		12		1.10		1.10		1.58
(.65)	(1.45)	(2.10)	35.97	5.86		7		1.09		1.09		1.59
(.68)	(1.28)	(1.96)	36.13	.63	[8]	—	[9]	.99	[8]	.99	[8]	1.68	[8]
(.21)	—	(.21)	37.83	2.28	[6,8]	—	[9]	.08	[6,8]	.08	[6,8]	.32	[6,8]

(.36)	(1.67)	(2.03)	39.67	2.46	[6]	555		.96	[7]	.96	[7]	1.66	[7]
(.65)	(1.01)	(1.66)	40.66	18.62		647		.95		.95		1.76
(.63)	(1.45)	(2.08)	35.81	5.93		601		.97		.97		1.78
(.63)	(1.28)	(1.91)	35.93	.59		611		.95		.95		1.78
(.58)	(.71)	(1.29)	37.60	14.58		716		.96		.96		1.66
(.60)	—	(.60)	34.05	23.55		650		.96		.96		1.90

(.42)	(1.67)	(2.09)	39.85	2.61	[6]	621		.65	[7]	.65	[7]	1.96	[7]
(.76)	(1.01)	(1.77)	40.84	18.98		674		.64		.64		2.07
(.74)	(1.45)	(2.19)	35.96	6.26		653		.67		.67		2.10
(.75)	(1.28)	(2.03)	36.07	.90		757		.64		.64		2.07
(.69)	(.71)	(1.40)	37.74	14.89		824		.66		.66		1.96
(.69)	—	(.69)	34.18	23.95		732		.66		.66		2.18

(.48)	(1.67)	(2.15)	39.96	2.73	[6]	3		.43	[7]	.43	[7]	2.22	[7]
(.83)	(1.01)	(1.84)	40.96	19.15		—	[9]	.55		.48		2.22
(.80)	(1.45)	(2.25)	36.07	5.76	[6]	—	[9]	.52	[7]	.52	[7]	2.18	[7]

(.48)	(1.67)	(2.15)	39.99	2.76	[6]	328		.35	[7]	.35	[7]	2.26	[7]
(.88)	(1.01)	(1.89)	40.98	19.33		354		.35		.35		2.35
(.85)	(1.45)	(2.30)	36.08	6.59		284		.36		.36		2.39
(.86)	(1.28)	(2.14)	36.18	1.20		250		.34		.34		2.38
(.79)	(.71)	(1.50)	37.85	15.24		346		.36		.36		2.26
(.78)	—	(.78)	34.27	24.32		415		.36		.36		2.50

See end of table for footnotes.

American Mutual Fund	31

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2018[4,5]	$40.99	$.47	$.70	$1.17
10/31/2017	36.09	.93	5.87	6.80
10/31/2016	36.19	.86	1.35	2.21
10/31/2015	37.86	.89	(.40)	.49
10/31/2014	34.28	.82	4.28	5.10
10/31/2013	28.28	.79	6.01	6.80

	Six months ended April 30,	Year ended October 31
	2018[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	8%	20%	18%	27%	16%	18%

See Notes to Financial Statements

32	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.49)	$(1.67)	$(2.16)	$40.00	2.78%[6]	$11,656	.30%[7]	.30%[7]	2.32%[7]
(.89)	(1.01)	(1.90)	40.99	19.38	10,309	.30	.30	2.39
(.86)	(1.45)	(2.31)	36.09	6.65	7,343	.30	.30	2.43
(.88)	(1.28)	(2.16)	36.19	1.25	5,609	.30	.30	2.41
(.81)	(.71)	(1.52)	37.86	15.31	4,932	.30	.30	2.31
(.80)	—	(.80)	34.28	24.38	3,994	.31	.31	2.50

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

American Mutual Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Mutual Fund

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,026.66	$2.91	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	1,022.43	6.92	1.38
Class C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class T – actual return	1,000.00	1,027.54	1.81	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	1,026.06	3.37	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,027.29	2.06	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 – actual return	1,000.00	1,027.81	1.56	.31
Class F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-A – actual return	1,000.00	1,026.09	3.32	.66
Class 529-A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-C – actual return	1,000.00	1,022.28	7.17	1.43
Class 529-C – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E – actual return	1,000.00	1,024.70	4.52	.90
Class 529-E – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 529-T – actual return	1,000.00	1,027.22	2.11	.42
Class 529-T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,027.19	2.16	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 – actual return	1,000.00	1,022.33	7.12	1.42
Class R-1 – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 – actual return	1,000.00	1,022.26	7.02	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E – actual return	1,000.00	1,023.69	5.57	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-3 – actual return	1,000.00	1,024.64	4.82	.96
Class R-3 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 – actual return	1,000.00	1,026.06	3.27	.65
Class R-4 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5E – actual return	1,000.00	1,027.25	2.16	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,027.58	1.76	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	1,027.84	1.51	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Mutual Fund	35

Approval of Investment Advisory and Service Agreement

American Mutual Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	American Mutual Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of current income, growth of capital and conservation of principal. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth and Income Funds Index, the Lipper Large-Cap Core Funds Index and the S&P 500 Index. They reviewed the results for the year-to-date, three-year, five-year, 10-year, 20-year and lifetime periods, placing greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of the Lipper Growth and Income Funds Index for periods of three years or longer and the Lipper Large-Cap Core Funds Index for periods of 10 years or longer, and were mixed when compared to the S&P 500 Index and shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth and Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Mutual Fund	37

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	American Mutual Fund

This page was intentionally left blank.

American Mutual Fund	39

This page was intentionally left blank.

40	American Mutual Fund

This page was intentionally left blank.

American Mutual Fund	41

This page was intentionally left blank.

42	American Mutual Fund

This page was intentionally left blank.

American Mutual Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

44	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2018, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®
Investment portfolio
April 30, 2018
unaudited
Common stocks 89.20% Energy 9.26%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	1,943,000	$70,162
BP PLC (ADR)	1,165,687	51,978
Canadian Natural Resources, Ltd.	4,908,000	177,062
Chevron Corp.	3,325,000	415,991
ConocoPhillips	6,519,500	427,027
Enbridge Inc.	13,895,505	420,617
Enbridge Inc. (CAD denominated)	223,900	6,782
Enbridge Inc. (CAD denominated)[1,2]	1,645,344	48,840
EOG Resources, Inc.	1,142,600	135,021
Exxon Mobil Corp.	7,977,500	620,251
Halliburton Co.	525,900	27,867
Helmerich & Payne, Inc.	1,120,000	77,896
Inter Pipeline Ltd.	7,073,700	127,541
Occidental Petroleum Corp.	1,629,600	125,903
Royal Dutch Shell PLC, Class A (ADR)	4,808,009	336,080
Royal Dutch Shell PLC, Class B (ADR)	3,095,600	224,183
Schlumberger Ltd.	6,287,200	431,050
Suncor Energy Inc.	11,405,910	436,178
TransCanada Corp.	7,807,532	331,042
		4,491,471
Materials 2.92%
Barrick Gold Corp.	1,200,000	16,164
DowDuPont Inc.	2,715,717	171,742
Monsanto Co.	1,856,000	232,687
Mosaic Co.	2,400,500	64,694
Nucor Corp.	1,099,600	67,757
Nutrien Ltd.	7,083,120	322,494
PPG Industries, Inc.	424,000	44,893
Praxair, Inc.	3,261,224	497,402
		1,417,833
Industrials 10.74%
Boeing Co.	1,917,100	639,468
C.H. Robinson Worldwide, Inc.	4,963,515	456,792
CSX Corp.	7,240,193	429,995
Cummins Inc.	802,000	128,208
Deere & Co.	2,531,800	342,628
Emerson Electric Co.	681,850	45,282
General Dynamics Corp.	2,259,675	454,895
General Electric Co.	26,294,485	369,963
Honeywell International Inc.	96,800	14,005
Illinois Tool Works Inc.	1,550,000	220,131
Lockheed Martin Corp.	2,101,860	674,361
Norfolk Southern Corp.	2,058,100	295,276
Northrop Grumman Corp.	673,000	216,733
RELX PLC (ADR)	1,044,900	22,591
American Mutual Fund — Page 1 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Republic Services, Inc.	801,600	$51,847
Union Pacific Corp.	2,248,471	300,463
United Technologies Corp.	2,551,674	306,584
Waste Connections, Inc.	2,152,000	155,590
Waste Management, Inc.	1,020,900	82,989
		5,207,801
Consumer discretionary 7.15%
Carnival Corp., units	1,538,200	96,999
Comcast Corp., Class A	12,353,600	387,780
Dollar General Corp.	615,000	59,366
Hasbro, Inc.	1,980,988	174,505
Home Depot, Inc.	3,671,250	678,447
Marriott International, Inc., Class A	261,000	35,673
McDonald’s Corp.	3,404,000	569,966
Newell Brands Inc.	6,402,736	176,908
NIKE, Inc., Class B	3,318,500	226,952
Omnicom Group Inc.	3,300,000	243,078
Ross Stores, Inc.	757,000	61,203
Starbucks Corp.	5,799,200	333,860
Target Corp.	2,700,000	196,020
Time Warner Inc.	340,770	32,305
Viacom Inc., Class B	2,190,600	66,069
Whirlpool Corp.	225,000	34,864
Williams-Sonoma, Inc.	1,948,000	93,114
		3,467,109
Consumer staples 8.70%
Coca-Cola Co.	16,478,653	712,043
Colgate-Palmolive Co.	994,200	64,852
Costco Wholesale Corp.	3,301,600	650,943
CVS Health Corp.	2,200,000	153,626
Hormel Foods Corp.	6,816,400	247,094
Kellogg Co.	6,137,423	361,494
Kimberly-Clark Corp.	4,115,500	426,119
Kraft Heinz Co.	2,292,000	129,223
Kroger Co.	6,900,000	173,811
Mondelez International, Inc.	7,518,400	296,977
Nestlé SA1	1,600,000	123,694
Nestlé SA (ADR)	1,355,200	104,838
PepsiCo, Inc.	1,235,769	124,739
Procter & Gamble Co.	8,216,978	594,416
Unilever PLC (ADR)	981,000	54,907
		4,218,776
Health care 15.11%
Abbott Laboratories	11,917,000	692,735
AbbVie Inc.	16,465,700	1,589,763
Amgen Inc.	5,714,378	997,045
AstraZeneca PLC (ADR)	4,527,099	160,848
Cardinal Health, Inc.	795,500	51,047
Danaher Corp.	1,500,000	150,480
Eli Lilly and Co.	3,590,700	291,098
Gilead Sciences, Inc.	5,933,900	428,606
Johnson & Johnson	3,184,800	402,845
American Mutual Fund — Page 2 of 6

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Medtronic PLC	3,751,500	$300,608
Merck & Co., Inc.	7,245,085	426,518
Novartis AG (ADR)	3,014,000	231,144
Pfizer Inc.	10,214,000	373,935
Roche Holding AG (ADR)	2,715,200	75,483
Stryker Corp.	1,446,000	244,981
Thermo Fisher Scientific Inc.	1,434,000	301,642
UnitedHealth Group Inc.	2,579,300	609,746
		7,328,524
Financials 12.83%
Aon PLC, Class A	1,852,000	263,854
Bank of Montreal	528,736	40,155
Bank of New York Mellon Corp.	8,372,500	456,385
BB&T Corp.	1,810,000	95,568
Berkshire Hathaway Inc., Class B3	835,000	161,765
Chubb Ltd.	2,044,400	277,364
CME Group Inc., Class A	2,203,500	347,448
Huntington Bancshares Inc.	15,730,000	234,534
Intercontinental Exchange, Inc.	4,237,090	307,020
Invesco Ltd.	4,157,800	120,451
JPMorgan Chase & Co.	6,443,897	700,967
M&T Bank Corp.	846,000	154,200
Marsh & McLennan Companies, Inc.	4,546,094	370,507
Moody’s Corp.	138,000	22,384
Nasdaq, Inc.	985,700	87,057
PNC Financial Services Group, Inc.	1,383,000	201,379
Principal Financial Group, Inc.	3,900,000	230,958
Progressive Corp.	2,000,000	120,580
Royal Bank of Canada	2,883,000	219,242
State Street Corp.	3,207,100	320,004
Sun Life Financial Inc.	2,560,700	105,706
Toronto-Dominion Bank	4,958,400	278,414
Toronto-Dominion Bank (CAD denominated)	2,500,000	140,407
U.S. Bancorp	4,000,000	201,800
Wells Fargo & Co.	13,058,400	678,514
Willis Towers Watson PLC	550,000	81,680
		6,218,343
Information technology 11.48%
Accenture PLC, Class A	3,423,400	517,618
Amphenol Corp., Class A	270,000	22,602
Analog Devices, Inc.	2,920,800	255,132
Apple Inc.	2,447,600	404,490
Applied Materials, Inc.	200,000	9,934
Cisco Systems, Inc.	8,671,000	384,039
HP Inc.	1,180,500	25,369
Intel Corp.	16,233,700	837,984
Maxim Integrated Products, Inc.	1,500,000	81,750
Microsoft Corp.	14,439,707	1,350,401
NetApp, Inc.	2,228,500	148,373
QUALCOMM Inc.	6,233,407	317,966
Samsung Electronics Co., Ltd. (GDR)[1]	17,000	20,994
Samsung Electronics Co., Ltd., preferred (GDR)[1]	21,017	20,674
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,000,000	230,700
American Mutual Fund — Page 3 of 6

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	7,997,058	$811,142
Visa Inc., Class A	984,100	124,863
Xilinx, Inc.	22,400	1,439
		5,565,470
Telecommunication services 4.41%
AT&T Inc.	8,876,000	290,245
BCE Inc.	1,000,000	42,450
TELUS Corp.	4,040,000	144,583
Verizon Communications Inc.	33,626,014	1,659,444
		2,136,722
Utilities 4.52%
American Electric Power Co., Inc.	7,744,000	541,925
CMS Energy Corp.	2,505,600	118,239
Dominion Energy, Inc.	3,495,000	232,627
Duke Energy Corp.	1,147,857	92,012
Exelon Corp.	5,435,320	215,674
PG&E Corp.	5,820,650	268,332
PPL Corp.	2,044,300	59,489
Sempra Energy	4,524,753	505,867
Xcel Energy Inc.	3,365,000	157,617
		2,191,782
Real estate 1.13%
Crown Castle International Corp. REIT	2,560,900	258,318
Digital Realty Trust, Inc. REIT	600,800	63,498
Public Storage REIT	120,000	24,214
Simon Property Group, Inc. REIT	221,000	34,551
Ventas, Inc. REIT	3,208,900	165,002
		545,583
Miscellaneous 0.95%
Other common stocks in initial period of acquisition		461,473
Total common stocks (cost: $30,434,589,000)		43,250,887
Preferred securities 0.02% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,681
Total preferred securities (cost: $10,004,000)		10,681
Convertible stocks 0.32% Utilities 0.32%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,600,000	73,504
NextEra Energy, Inc., units, 6.123% convertible preferred 2019	1,400,000	80,920
Total convertible stocks (cost: $148,712,000)		154,424
American Mutual Fund — Page 4 of 6

unaudited
Bonds, notes & other debt instruments 1.62% U.S. Treasury bonds & notes 1.20% U.S. Treasury 1.20%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$563,210	$541,932
U.S. Treasury 1.375% 2021	39,665	38,224
		580,156
Corporate bonds & notes 0.42% Financials 0.42%
JPMorgan Chase & Co., Series I, junior subordinated 5.829% (undated)	116,654	117,675
Wells Fargo & Co., Series K, junior subordinated 5.895% (undated)	87,493	88,586
		206,261
Total bonds, notes & other debt instruments (cost: $798,356,000)		786,417
Short-term securities 8.42%
3M Co. 1.81% due 5/3/2018[2]	20,000	19,997
Apple Inc. 1.89%–1.97% due 6/19/2018–6/26/2018[2]	90,800	90,556
CHARTA, LLC 2.31% due 7/6/2018[2]	50,000	49,800
Chevron Corp. 1.75% due 5/2/2018[2]	69,000	68,993
Ciesco LLC 1.55% due 5/7/2018[2]	25,000	24,991
Coca-Cola Co. 2.02%–2.05% due 6/25/2018–7/2/2018[2]	102,700	102,376
Eli Lilly and Co. 1.81%–1.82% due 5/9/2018–5/16/2018[2]	138,900	138,797
Emerson Electric Co. 1.82%–1.83% due 5/14/2018–5/23/2018[2]	100,000	99,906
ExxonMobil Corp. 1.84%–1.85% due 5/7/2018–6/18/2018	124,000	123,742
Fannie Mae 1.67%–1.69% due 6/18/2018–6/25/2018	140,000	139,657
Federal Home Loan Bank 1.47%–1.84% due 5/1/2018–7/20/2018	1,745,800	1,743,526
Hershey Co. 1.85%–1.91% due 5/21/2018–5/22/2018[2]	86,700	86,605
IBM Credit LLC 1.90% due 5/9/2018[2]	7,000	6,997
Intel Corp. 1.86%–1.88% due 5/1/2018–5/24/2018	134,700	134,611
John Deere Canada ULC 2.00%–2.02% due 6/5/2018–6/20/2018[2]	83,900	83,714
National Rural Utilities Cooperative Finance Corp. 1.75% due 5/9/2018	14,900	14,893
PepsiCo Inc. 1.81% due 5/7/2018[2]	40,000	39,986
Pfizer Inc. 1.85%–2.05% due 5/14/2018–6/25/2018[2]	105,600	105,437
U.S. Bank, N.A. 1.74% due 6/1/2018	40,000	40,002
U.S. Treasury Bills 1.39%–1.78% due 5/3/2018–8/16/2018	726,100	724,469
United Parcel Service Inc. 1.85% due 5/4/2018[2]	30,600	30,594
Wal-Mart Stores, Inc. 1.84%–1.91% due 5/21/2018–5/23/2018[2]	127,600	127,458
Walt Disney Co. 1.66%–2.06% due 5/24/2018–7/16/2018[2]	82,900	82,695
Total short-term securities (cost: $4,079,901,000)		4,079,802
Total investment securities 99.58% (cost: $35,471,562,000)		48,282,211
Other assets less liabilities 0.42%		204,747
Net assets 100.00%		$48,486,958
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $214,202,000, which represented .44% of the net assets of the fund. This amount includes $165,362,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,207,742,000, which represented 2.49% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.

American Mutual Fund — Page 5 of 6

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-003-0618O-S60636	American Mutual Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Vice President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Vice President and Principal Executive Officer

Date: June 29, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 29, 2018